Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other long-term debt and capital lease obligations
Total	$ 180,178	$ 209,370
Less current portion	(31,928)	(29,148)
Other long-term debt and capital lease obligations, net of current portion	148,250	180,222
Capital lease obligations.
Other long-term debt and capital lease obligations
Total	166,492	194,669
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates ranging from approximately 6% to 13%
Other long-term debt and capital lease obligations
Total	$ 13,686	$ 14,701
Interest rate, low end of range (as a percent)	6.00%
Interest rate, high end of range (as a percent)	12.50%